CONSOLIDATED STATEMENT OF INCOME(LOSS) AND OTHER COMPREHENSIVE INCOME(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF INCOME/(LOSS) AND OTHER COMPREHENSIVE INCOME/(LOSS)
Revenue	$ 1,579,730	$ 1,403,149	$ 1,231,056
Cost of sales	(907,388)	(838,423)	(810,967)
Administrative expenses	(336,511)	(236,112)	(556,285)
Reversal of loss allowance/(loss allowance) on trade receivables	34,031	(13,081)	(27,944)
Other income	18,509	16,412	7,036
Operating profit /(loss)	388,371	331,945	(157,104)
Finance income	25,522	148,968	36,045
Finance costs	(422,034)	(633,766)	(288,915)
Profit/(loss) before income tax	(8,141)	(152,853)	(409,974)
Income tax expense	(17,980)	(169,829)	(13,518)
Loss for the year	(26,121)	(322,682)	(423,492)
Loss attributable to:
Owners of the Company	(25,832)	(321,994)	(423,492)
Non-controlling interest	(289)	(688)
Loss for the year	$ (26,121)	$ (322,682)	$ (423,492)
Loss per share - basic	$ (0.09)	$ (1.09)	$ (1.44)
Loss per share - diluted	$ (0.09)	$ (1.09)	$ (1.44)
Items that may be reclassified to profit or loss
Fair value gain through other comprehensive income	$ 3		$ 1
Exchange differences on translation of foreign operations	36,698	$ 94,411	5,036
Other comprehensive income for the year, net of taxes	36,701	94,411	5,037
Total comprehensive income/(loss) for the year	10,580	(228,271)	(418,455)
Total comprehensive loss for the year attributable to:
Owners of the Company	14,250	(227,560)	(418,455)
Non-controlling interest	(3,670)	(711)
Total comprehensive income/(loss) for the year	$ 10,580	$ (228,271)	$ (418,455)